Accounts receivable (Detail Textuals) - Customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Number of customers owing greater than 10% of accounts receivable	3	3
Concentration Risk, Percentage Of Accounts Receivable	96.00%	46.00%
Customer A
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	41.00%	22.00%
Customer B
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	32.00%	12.00%
Customer C
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	23.00%	12.00%